26 EMPLOYEE BENEFITS (Details 16)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
EmployeeBenefitsLineItems [Line Items]
General mortality table	Millennium Plan: 9.69% Plan 35%: 9.60% Supplementation: 9.59%	Millennium Plan: AT-2000 smoothed down by 10% segregated by gender. Plans 35%: AT-2000 Male aggravated by 15%. Supplementation: AT-2000 aggravated by 10% segregated by gender.
Inflation rate	3.61%	4.75%
Post-employment Healthcare Benefits [Member]
EmployeeBenefitsLineItems [Line Items]
General mortality table	AT 2000 segregated by gender	AT 2000 segregated by gender
Actuarial nominal discount rate	6.78%	9.62%
Inflation rate	3.61%	4.75%
Real increase in medical costs based on age (Aging Factor)	0,5% - 3,00% real a.a.	0.5% - 3.00%real a.a
Nominal increase medical costs growth rate	6.98%	8.15%
Average medical cost	131936.00%	105465.00%